Concentration of Risks (Details) - Schedule of consolidated financial statements - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated financial statements [Abstract]
Balance sheet items, except for equity accounts	$ 6.3757	$ 6.5249
Items in the statements of operations and comprehensive loss	$ 6.4515	$ 6.8976